SUPPLEMENT DATED APRIL 1, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019,

AS AMENDED JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

(each, a “Fund”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended January 31, 2020, and should be read in conjunction with such Prospectus.

1.

“Stock Market/Company Risk” under the “Principal Risks” section of the Summary Section of the Prospectus for the Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Multisector Bond Fund, Morningstar Unconstrained Allocation Fund and Morningstar Alternatives Fund is hereby removed and replaced with the following:

Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

2.

The following risk language is hereby added to the “Principal Risks” section of the Summary Section of the Prospectus for the Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund and Morningstar Defensive Bond Fund:

Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

3.	“Stock Market/Company Risk” is hereby removed from the “Additional Information About the Funds’ Investment Strategies and Risks—Additional Principal Risk Information” section of the Prospectus.

4.

“Market Risk” under the “Additional Information About the Funds’ Investment Strategies and Risks—Additional Principal Risk Information” section of the Prospectus is hereby removed and replaced with the following:

Market Risk— The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments. The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The overall stock market may also be adversely affected by policy changes by the U.S. Government, Federal Reserve, or other government actors. A Fund’s NAV may decline over short periods due to short-term market movements and over longer periods during extended market downturns.

Please retain this supplement for future reference.

SUPPLEMENT DATED APRIL 1, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 6, 2019,

AS AMENDED JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

(each, a “Fund”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 6, 2019, as amended January 31, 2020, and should be read in conjunction with such SAI.

1.	The “Investment Strategies, Policies, and Risks—Market Risks” section of the SAI is hereby removed and replaced with the following:

Market Risks

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about a type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Recent Regulatory Events—Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events—Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007, continue to exist and economic growth has been slow and uneven. In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery. These events and possible continuing market turbulence may have an adverse effect on the Funds. In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets. However, risks to a robust resumption of growth persist: a weak consumer market weighted down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (EMU) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies. Recently, the pandemic spread of a novel coronavirus and the related disease known as COVID-19 has had a severe and disruptive effect on global markets and economies, the full impact and duration of which has yet to be determined.

Market Disruptions—Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Market disruptions could have negative effects on a Fund, including with respect to the liquidity and valuation of the Fund’s underlying securities, and could have the effect of magnifying other risks faced by the Fund. Negative global events also can disrupt the operations and processes of any of the service providers for a Fund. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

Please retain this supplement for future reference.